Financial risk management - Summary of offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 88,407,445	₩ 97,618,020
Gross amounts of recognized financial liabilities set off in the statement of financial position	36,987,470	46,501,359
Net amounts of financial assets presented in the statement of financial position	51,419,975	51,116,661
Related amounts not set off in the statement of financial position (Financial instruments)	37,303,089	42,532,250
Related amounts not set off in the statement of financial position (Cash collateral received)	522,860	448,025
Net amount	13,594,026	8,136,386
Derivatives
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	10,560,214	4,706,696
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	10,560,214	4,706,696
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	9,299,807	12,212,371
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	9,299,807	12,212,371
Related amounts not set off in the statement of financial position (Financial instruments)	13,744,859	14,428,984
Related amounts not set off in the statement of financial position (Cash collateral received)	522,860	448,025
Net amount	5,592,302	2,042,058
Bonds sold under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	17,514,396	19,200,694
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	17,514,396	19,200,694
Related amounts not set off in the statement of financial position (Financial instruments)	15,238,643	18,814,022
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	2,275,753	386,672
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	6,456,316	6,284,849
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	6,456,316	6,284,849
Related amounts not set off in the statement of financial position (Financial instruments)	6,393,972	6,283,227
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	62,344	1,622
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	39,697,639	47,791,602
Gross amounts of recognized financial liabilities set off in the statement of financial position	34,787,860	42,766,815
Net amounts of financial assets presented in the statement of financial position	4,909,779	5,024,787
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	4,909,779	5,024,787
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	4,879,073	7,421,808
Gross amounts of recognized financial liabilities set off in the statement of financial position	2,199,610	3,734,544
Net amounts of financial assets presented in the statement of financial position	2,679,463	3,687,264
Related amounts not set off in the statement of financial position (Financial instruments)	1,925,615	3,006,017
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 753,848	₩ 681,247